UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

           James Ash,Gemini Fund Services, LLC.

           80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Conductor Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014

Shares		Value
	COMMON STOCKS - 96.0%
	AEROSPACE/DEFENSE - 0.8%
2,174	L-3 Communications Holdings, Inc.	$ 241,466

	AUTO PARTS & EQUIPMENT - 3.5%
14,445	Faurecia *	570,182
13,400	TS Tech Co. Ltd.	502,451
		1,072,633
	BANKS - 2.9%
14,358	Credit Agricole SA *	193,409
2,087	Goldman Sachs Group, Inc./The	342,518
12,004	Morgan Stanley	354,238
		890,165
	BEVERAGES - 2.0%
2,872	Carlsberg A/S	279,833
16,300	Coca-Cola West Co. Ltd.	322,453
		602,286
	CHEMICALS - 3.2%
576,000	Huabao International Holdings Ltd.	292,262
25,100	Nissan Chemical Industries Ltd.	364,899
7,570	Yara International ASA	311,770
		968,931
	COMMERCIAL SERVICES - 8.8%
14,875	Apollo Education Group, Inc. *	480,314
22,008	Bridgepoint Education, Inc. *	382,499
10,439	Cintas Corp.	595,754
8,438	DeVry Education Group, Inc.	304,949
7,221	FTI Consulting, Inc. *	267,682
11,134	Stantec, Inc.	676,524
		2,707,722
	COMPUTERS - 3.9%
43,147	Brocade Communications Systems, Inc. *	402,993
4,350	CACI International, Inc. - Cl. A *	321,987
7,048	Cap Gemini SA	480,736
		1,205,716
	COSMETICS/PERSONAL CARE - 0.8%
49,000	Lion Corp.	257,945

	DISTRIBUTION/WHOLESALE - 2.2%
14,092	Ingram Micro, Inc. *	352,582
7,916	United Stationers, Inc.	327,960
		680,542
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
4,871	Outerwall, Inc. *	313,254

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
25,200	Brother Industries Ltd.	323,862

	ELECTRONICS - 4.6%
7,133	Avnet, Inc.	292,952
12,900	Hoya Corp.	359,521
11,312	Koninklijke Philips NV	394,257
9,482	Plexus Corp. *	370,746
		1,417,476
	ENGINEERING & CONSTRUCTION - 2.2%
71,006	Downer EDI Ltd.	305,462
348	Engility Holdings, Inc. *	13,332
5,741	Jacobs Engineering Group, Inc. *	348,536
		667,330
	FOOD - 2.1%
9,310	Kesko OYJ	343,694
30,200	Nisshin Seifun Group, Inc.	303,747
		647,441
	HEALTHCARE-PRODUCTS - 0.9%
5,045	Medtronic, Inc.	285,345

	HEALTHCARE-SERVICES - 3.7%
3,131	Humana, Inc.	304,646
3,044	Magellan Health Services, Inc. *	182,123
4,437	UnitedHealth Group, Inc.	320,706
3,827	WellPoint, Inc.	329,122
		1,136,597
	INSURANCE - 3.6%
2,350	Allianz SE	392,406
12,008	AXA SA	315,830
7,133	Hanover Insurance Group, Inc./The	396,096
		1,104,332
	INTERNET - 1.9%
15,000	Dena Co. Ltd.	290,707
30,300	Gree, Inc.	300,891
		591,598
	IRON/STEEL - 1.0%
4,610	Reliance Steel & Aluminum Co.	322,470

	LEISURE TIME - 2.3%
15,500	Sega Sammy Holdings, Inc.	373,939
49,338	TUI Travel PLC	345,238
		719,177
	MACHINERY-DIVERSIFIED - 1.3%
5,481	IDEX Corp.	394,687

	MISCELLANEOUS MANUFACTURING - 1.1%
4,001	Dover Corp.	346,327

	OFFICE FURNISHINGS - 1.1%
11,569	Herman Miller, Inc.	324,279

	OIL & GAS - 3.7%
2,174	Chevron Corp.	242,684
6,264	HollyFrontier Corp.	290,023
8,370	Royal Dutch Shell PLC	306,334
44,989	Soco International PLC	305,112
		1,144,153
	OIL & GAS SERVICES - 1.1%
14,092	C&J Energy Services, Inc. *	329,471

	PHARMACEUTICALS - 8.1%
4,784	Forest Laboratories, Inc. *	317,179
6,959	Omnicare, Inc.	434,659
10,300	Otsuka Holdings Co. Ltd.	317,653
8,525	Questcor Pharmaceuticals, Inc.	571,260
32,196	Recordati SpA	504,175
11,134	VCA Antech, Inc. *	355,620
		2,500,546
	RETAIL - 11.0%
8,611	ANN INC *	278,480
16,702	Chico's FAS, Inc.	277,253
5,045	Children's Place Retail Stores, Inc./The *	265,720
3,393	Dillard's, Inc.	296,209
5,900	FamilyMart Co. Ltd.	268,366
58,301	Home Retail Group PLC	171,947
23,581	JB Hi-Fi Ltd.	370,382
59,258	Kingfisher PLC	360,262
5,220	Nu Skin Enterprises Inc.	444,483
28,009	RONA, Inc.	313,610
5,653	Walgreen Co.	324,200
		3,370,912
	SEMICONDUCTORS - 3.2%
25,227	Marvell Technology Group Ltd.	376,639
19,399	NVIDIA Corp.	304,564
27,140	QLogic Corp. *	314,010
		995,213
	SOFTWARE - 5.6%
20,007	Allscripts Healthcare Solutions, Inc. *	331,316
10,265	CA, Inc.	329,301
17,500	Capcom Co. Ltd.	346,192
8,265	Microsoft Corp.	312,830
6,959	SYNNEX Corp. *	390,748
		1,710,387
	TELECOMMUNICATIONS - 7.3%
11,051	Belgacom SA	315,849
5,481	Harris Corp.	380,053
28,707	Polycom, Inc. *	342,475
7,654	T-Mobile US, Inc.	233,983
33,066	TDC A/S	310,821
38,132	Telefonica Deutschland Holding AG	304,171
13,227	Vivendi *	355,741
		2,243,093
	TOTAL COMMON STOCKS (Cost - $30,567,760)	29,515,356

	MUTUAL FUNDS - 1.2%
	EQUITY FUND - 1.2%
5,394	VelocityShares VIX Short Term ETN (Cost - $301,707)	360,319

	SHORT-TERM INVESTMENTS - 3.9%
1,196,548	Morgan Stanley * (Cost - $1,196,548)	1,196,548

	TOTAL INVESTMENTS - 101.1% (Cost - $32,066,015) (a)	$ 31,072,223
	OTHER ASSETS AND LIABILITIES - NET - (1.1)%	(331,517)
	NET ASSETS - 100.0%	$ 30,740,706

* Non-income producing security.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 447,782
	Unrealized Depreciation:	(1,441,574)
	Net Unrealized Depreciation:	$ (993,792)

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. . Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,515,356	$ -	$ -	$ 29,515,356
Mutual Funds	360,319	-	-	360,319
Money Market Fund	1,196,548	-	-	1,196,548
Total	$ 31,072,223	$ -	$ -	$ 31,072,223

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/26/14

By

/s/ James Colantino

       James Colantino, Treasurer

Date

3/26/14